Reserves for Losses and Adjustment Expenses - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Insurance [Abstract]
Provision for losses and LAE for claims incurred	$ 45.1	$ (0.9)	$ 59.5
Prior years	45.1	(0.9)	59.5
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	45.1	(0.9)	$ 59.5
Reinsurance
Insurance [Abstract]
Provision for losses and LAE for claims incurred	134.4	36.1
Prior years	134.4	36.1
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	134.4	36.1
Insurance
Insurance [Abstract]
Provision for losses and LAE for claims incurred	(179.5)	(35.2)
Prior years	(179.5)	(35.2)
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	(179.5)	$ (35.2)
Crop Re
Insurance [Abstract]
Provision for losses and LAE for claims incurred	(45.1)
Prior years	(45.1)
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	$ (45.1)